Pensions - Funding and contributions by the Group and most significant assumptions used for the Main Scheme (Details) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pensions
Fixed interest swap and guilt yields plus percentage	0.0064%
Life expectancy of male employees after retirement who are currently at age 60	27 years 1 month 6 days
Life expectancy of female employees after retirement who are currently at age 60	29 years 1 month 6 days
Life expectancy of male employees after retirement who are currently aged 40	28 years 6 months
Life expectancy of female employees after retirement who are currently aged 40	30 years 7 months 6 days
Main Pension Scheme
Pensions
Period of funding valuations (in years)	3 years
Discount rate	5.60%	4.80%
Inflation assumption (RPI)	3.20%	3.10%
Rate of increase in salaries	1.80%	1.80%
Rate of increase in deferred pensions	3.40%	3.20%
Rate of increase in pensions in payment	2.60%	2.40%
Proportion of pension converted to a cash lump sum at retirement	18.00%	18.00%
Longevity at age 60 for current pensioners (years), males	26 years 6 months	26 years 9 months 18 days
Longevity at age 60 for current pensioners (years), females	28 years 6 months	28 years 7 months 6 days
Longevity at age 60 for future pensioners currently aged 40 (years), males	27 years 6 months	27 years 8 months 12 days
Longevity at age 60 for future pensioners currently aged 40 (years), females	29 years 8 months 12 days	29 years 6 months
Main pension scheme, 2023 triennial valuation
Pensions
Funding level, as percent	115.00%
Pension liabilities	£ 29
Surplus as per actuarial assumptions	£ 4
Average cost (as a percent)	21.20%